Trade and other payables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Share repurchase outstanding amount	$ 29
Unavoidable contractual cost of shares to be repurchased	20
Performance fee	11
Special allocation of expense	18
Current accruals [member]
Statement [Line Items]
Share repurchase outstanding amount	$ 2
UK Portfolio [member]
Statement [Line Items]
Rent payable		$ 29